AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Information Technology – 30.3%
Electronic Equipment, Instruments & Components – 0.7%
CDW Corp./DE	302	$63,767

IT Services – 2.5%
Amdocs Ltd.	1,173	104,632
VeriSign, Inc.(a)	723	150,232

		254,864

Semiconductors & Semiconductor Equipment – 4.3%
Analog Devices, Inc.	254	46,172
Broadcom, Inc.	330	304,554
KLA Corp.	168	84,314

		435,040

Software – 18.7%
Adobe, Inc.(a)	419	234,364
Fortinet, Inc.(a)	1,193	71,831
Gen Digital, Inc.	6,712	135,918
Intuit, Inc.	221	119,740
Microsoft Corp.	2,548	835,133
Nice Ltd. (Sponsored ADR)(a)	215	41,882
Oracle Corp.	1,824	219,591
ServiceNow, Inc.(a)	293	172,527
VMware, Inc. - Class A(a)	307	51,815

		1,882,801

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	2,199	413,126

		3,049,598

Health Care – 14.5%
Biotechnology – 4.4%
AbbVie, Inc.	1,595	234,401
Gilead Sciences, Inc.	1,385	105,925
Vertex Pharmaceuticals, Inc.(a)	293	102,064

		442,390

Health Care Providers & Services – 4.9%
Cencora, Inc.	285	50,154
Centene Corp.(a)	1,149	70,836
McKesson Corp.	311	128,232
UnitedHealth Group, Inc.	506	241,149

		490,371

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.	76	42,340

Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	973	59,985
Eli Lilly & Co.	293	162,381
Merck & Co., Inc.	2,426	264,385

		486,751

		1,461,852

Company	Shares	U.S. $ Value

Financials – 14.1%
Banks – 1.9%
JPMorgan Chase & Co.	1,301	$190,375

Capital Markets – 3.3%
Cboe Global Markets, Inc.	428	64,076
Houlihan Lokey, Inc.	901	94,911
Nasdaq, Inc.	914	47,967
S&P Global, Inc.	312	121,948

		328,902

Financial Services – 3.6%
Fidelity National Information Services, Inc.	745	41,616
Mastercard, Inc. - Class A	254	104,810
Visa, Inc. - Class A	901	221,358

		367,784

Insurance – 5.3%
Everest Re Group Ltd.	306	110,368
Marsh & McLennan Cos., Inc.	884	172,371
Progressive Corp. (The)	556	74,210
Selective Insurance Group, Inc.	572	56,748
Willis Towers Watson PLC	575	118,887

		532,584

		1,419,645

Communication Services – 10.3%
Diversified Telecommunication Services – 2.4%
Comcast Corp. - Class A	3,273	153,045
Verizon Communications, Inc.	2,301	80,489

		233,534

Entertainment – 1.2%
Electronic Arts, Inc.	1,023	122,740

Interactive Media & Services – 6.7%
Alphabet, Inc. - Class C(a)	3,795	521,243
Meta Platforms, Inc. - Class A(a)	517	152,975

		674,218

		1,030,492

Industrials – 8.7%
Aerospace & Defense – 1.5%
Lockheed Martin Corp.	348	156,026

Construction & Engineering – 0.7%
AECOM	814	71,428

Ground Transportation – 0.5%
Knight-Swift Transportation Holdings, Inc.	896	49,119

Company	Shares	U.S. $ Value

Professional Services – 6.0%
Automatic Data Processing, Inc.	449	$114,320
Booz Allen Hamilton Holding Corp.	430	48,723
Experian PLC (Sponsored ADR)	2,433	84,936
Genpact Ltd.	4,234	158,055
Paychex, Inc.	1,150	140,565
RELX PLC (Sponsored ADR)	1,708	55,561

		602,160

		878,733

Consumer Staples – 6.6%
Beverages – 1.3%
Coca-Cola Co. (The)	2,270	135,814

Consumer Staples Distribution & Retail – 2.2%
Koninklijke Ahold Delhaize NV (Sponsored ADR)	2,754	90,056
Walmart, Inc.	833	135,454

		225,510

Food Products – 0.7%
General Mills, Inc.	1,023	69,216

Household Products – 0.8%
Procter & Gamble Co. (The)	503	77,633

Tobacco – 1.6%
Philip Morris International, Inc.	1,643	157,827

		666,000

Consumer Discretionary – 6.0%
Broadline Retail – 0.7%
Amazon.com, Inc.(a)	541	74,664

Hotels, Restaurants & Leisure – 1.4%
Booking Holdings, Inc.(a)	23	71,416
Compass Group PLC (ADR)	2,734	68,787

		140,203

Specialty Retail – 3.9%
AutoZone, Inc.(a)	92	232,882
O’Reilly Automotive, Inc.(a)	121	113,704
Ulta Beauty, Inc.(a)	110	45,653

		392,239

		607,106

Utilities – 2.6%
Electric Utilities – 2.0%
American Electric Power Co., Inc.	990	77,616
NextEra Energy, Inc.	699	46,693
Xcel Energy, Inc.	1,389	79,354

		203,663

Multi-Utilities – 0.6%
CenterPoint Energy, Inc.	1,992	55,557

		259,220

Company	Shares	U.S. $ Value

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Shell PLC (ADR)	3,278	$203,531

Materials – 0.7%
Chemicals – 0.7%
LyondellBasell Industries NV - Class A	684	67,559

Real Estate – 0.5%
Specialized REITs – 0.5%
Public Storage	175	48,366

Total Common Stocks (cost $8,926,762)		9,692,102

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(b) (c) (d) (cost $364,419)	364,419	364,419

Total Investments – 99.9% (cost $9,291,181)(e)		10,056,521
Other assets less liabilities – 0.1%		10,656

Net Assets – 100.0%		$10,067,177

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $896,243 and gross unrealized depreciation of investments was $(130,903), resulting in net unrealized appreciation of $765,340.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$9,692,102	$—	$—	$9,692,102
Short-Term Investments	364,419	—	—	364,419

Total Investments in Securities	10,056,521	—	—	10,056,521
Other Financial Instruments(b)	—	—	—	—

Total	$10,056,521	$—	$—	$10,056,521

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$680	$316	$364	$7